Defined Contribution Plan (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Defined contribution plan, employer contributions	$ 0.2	$ 0.1	$ 0.6	$ 0.4	$ 0.5	$ 0.4